Schedule of Cash, Cash Equivalents and Short-term Investments (Details)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 ARS	Jan. 31, 2014 USD ($)	Jan. 31, 2015 Adjusted Cost [Member] USD ($)	Jan. 31, 2014 Adjusted Cost [Member] USD ($)	Jan. 31, 2015 Unrealized Gains [Member] USD ($)	Jan. 31, 2014 Unrealized Gains [Member] USD ($)	Jan. 31, 2015 Fair Value [Member] USD ($)	Jan. 31, 2014 Fair Value [Member] USD ($)	Jan. 31, 2015 Cash and Cash Equivalents/Short-term investments [Member] USD ($)	Jan. 31, 2014 Cash and Cash Equivalents/Short-term investments [Member] USD ($)
Cash				$ 590,921	$ 2,615,959	$ 4	$ 7	$ 590,925	$ 2,615,966	$ 590,925	$ 2,615,966
Short-term Investments	$ 477,606	4,128,906	$ 0	$ 475,923		$ 1,683		$ 477,606		$ 477,606